Related Party Transactions - Additional Information (Detail 2) $ in Thousands	Aug. 02, 2024 USD ($) Tranche	Mar. 29, 2023 USD ($)
Working Capital Credit Agreement [Member]
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity		$ 48,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Number of tranches | Tranche	8
Subsequent Event [Member] | Working Capital Credit Agreement [Member]
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity	$ 14,000
Debt instrument original issue discount	40.00%
Line of credit borrowing amount accessible for each tranche	$ 1,750
Line of credit facility for acquiring additional claims	2,000
Subsequent Event [Member] | Working Capital Credit Agreement [Member] | Hazel Partners Holdings LLC Letter Agreement [Member]
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity	$ 23,300
Debt instrument original issue discount	40.00%
Number of tranches | Tranche	8
Line of credit borrowing amount accessible for each tranche	$ 1,750
Line of credit facility for acquiring additional claims	3,300
Subsequent Event [Member] | Maximum [Member] | Working Capital Credit Agreement [Member]
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity	$ 23,300